Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2011
Mortgage-Backed Securities [Abstract]
Mortgage-Backed Securities
4.	Mortgage-Backed Securities

The amortized cost and estimated fair market value of mortgage-backed securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
GNMA pass-through certificates	$83,587	$2,602	$-	$86,189
FNMA pass-through certificates	1,154,638	78,603	(4)	1,233,237
FHLMC pass-through certificates	2,132,408	125,364	-	2,257,772
FHLMC and FNMA - REMICs	744,890	46,335	-	791,225

Total held to maturity	$4,115,523	$252,904	$(4)	$4,368,423

Available for Sale:
GNMA pass-through certificates	$1,139,894	$26,353	$(19)	$1,166,228
FNMA pass-through certificates	4,407,970	60,059	-	4,468,029
FHLMC pass-through certificates	3,390,467	61,689	-	3,452,156
FHLMC and FNMA - REMICs	81,768	2,209	-	83,977

Total available for sale	$9,020,099	$150,310	$(19)	$9,170,390

2010
Held to Maturity:
GNMA pass-through certificates	$98,887	$2,802	$-	$101,689
FNMA pass-through certificates	1,622,994	87,271	-	1,710,265
FHLMC pass-through certificates	2,943,565	148,248	-	3,091,813
FHLMC and FNMA - REMICs	1,248,926	46,846	(32)	1,295,740

Total held to maturity	$5,914,372	$285,167	$(32)	$6,199,507

Available for Sale:
GNMA pass-through certificates	$1,560,755	$27,214	$(7,487)	$1,580,482
FNMA pass-through certificates	10,333,033	122,305	(57,550)	10,397,788
FHLMC pass-through certificates	5,521,741	129,547	(32,116)	5,619,172
FHLMC and FNMA - REMICs	509,755	13,340	-	523,095

Total available for sale	$17,925,284	$292,406	$(97,153)	$18,120,537

Notes to Consolidated Financial Statements

The following tables summarize the fair values and unrealized losses of mortgage-backed securities with an unrealized loss at December 31, 2011 and 2010, segregated between securities that had been in a continuous unrealized loss position for less than twelve months or longer than twelve months at the respective dates.

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2011
Held to Maturity:
FNMA pass-through certificates	$210	$(4)	$-	$-	$210	$(4)

Total held to maturity	210	(4)	-	-	210	(4)

Available for Sale:
GNMA pass-through certificates	12,891	(19)	-	-	12,891	(19)

Total available for sale	12,891	(19)	-	-	12,891	(19)

Total	$13,101	$(23)	$-	$-	$13,101	$(23)

2010
Held to Maturity:
FHLMC and FNMA - REMIC’s	$7,373	$(24)	$3,163	$(8)	$10,536	$(32)

Total held to maturity	7,373	(24)	3,163	(8)	10,536	(32)

Available for Sale:
GNMA pass-through certificates	424,575	(7,487)	-	-	424,575	(7,487)
FNMA pass-through certificates	4,375,620	(57,550)	-	-	4,375,620	(57,550)
FHLMC pass-through certificates	2,425,458	(32,116)	-	-	2,425,458	(32,116)

Total available for sale	7,225,653	(97,153)	-	-	7,225,653	(97,153)

Total	$7,233,026	$(97,177)	$3,163	$(8)	$7,236,189	$(97,185)

The unrealized losses were primarily due to the changes in market interest rates subsequent to purchase. At December 31, 2011, a total of 4 securities were in an unrealized loss position (99 at December 31, 2010). We did not consider these investments to be other-than-temporarily impaired at December 31, 2011 and December 31, 2010 since the decline in market value was attributable to changes in interest rates and not credit quality and the Company does not intend to sell and does not believe that it is more likely than not that we will be required to sell these investments until there is a full recovery of the unrealized loss, which may be at maturity. As a result no impairment loss was recognized during the years ended December 31, 2011, 2010 and 2009, respectively.

Notes to Consolidated Financial Statements

The amortized cost and estimated fair market value of mortgage-backed securities held to maturity and available for sale at December 31, 2011, by contractual maturity, are shown below. The table does not include the effect of prepayments and scheduled principal amortization which totaled $4.60 billion in 2011.

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after one year through five years	$1,700	$1,819
Due after five years through ten years	8,650	9,203
Due after ten years	4,105,173	4,357,401

Total held to maturity	$4,115,523	$4,368,423

Available for Sale:
Due after ten years	$9,020,099	$9,170,390

Total available for sale	$9,020,099	$9,170,390

Sales of mortgage-backed securities available-for-sale amounted to $8.96 billion, $3.92 billion and $761.6 million during 2011, 2010 and 2009, respectively. Realized gains on the sales of mortgage-backed securities amounted to $100.0 million, $152.6 million and $24.0 million during 2011, 2010 and 2009, respectively. The sales in 2011 were engaged in as part of the Transactions described in Note 10.

As of December 31, 2011, mortgage-backed securities with an amortized cost of $8.47 billion were pledged as collateral for securities sold under agreements to repurchase.